Other Assets and Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 1997 Year	Mar. 31, 2012 Financial Stabilization Funds
Other Assets and Other Liabilities [Line Items]
Financial Stabilization Funds, deposits during the period			¥ 359,017
Financial Stabilization Funds, expected maturity (in years)			15
Financial Stabilization Funds, carrying amount of the deposits	189,146	330,153
Financial Stabilization Funds, deposits collected				¥ 149,017